Other Income or Expense, Net	12 Months Ended
Dec. 31, 2020
Other Income or Expense, Net
Other Income or Expense, Net

22.Other Income or Expense, Net

Other income (expense) for the years ended December 31, 2020, 2019 and 2018, is analyzed as follows:

	2020		2019		2018
Net gain on disposition of Radiópolis (see Note 3)	Ps.	932,449	Ps.	—	Ps.	—
Net gain on disposition of investments (1)		—		627		3,553,463
Donations (see Note 20)		(62,155)		(27,786)		(56,019)
Legal, financial, and accounting advisory and professional services (2)		(534,448)		(353,937)		(212,527)
Gain (loss) on disposition of property and equipment		57,949		(158,658)		(268,532)
Impairment adjustments (3)		(40,803)		(67,574)		(135,750)
Deferred compensation (see Note 20)		(225,804)		(199,195)		(251,787)
Dismissal severance expense (4)		(273,281)		(533,233)		(530,560)
Income for cash reimbursement received from Imagina (5)		167,619		—		—
Other taxes paid by Sky in Central America		—		—		(148,271)
Interest income for recovered Asset Tax from prior years		—		139,995		—
Other, net(6)		212,102		(116,826)		(387,733)
	Ps.	233,628	Ps.	(1,316,587)	Ps.	1,562,284

(1)

In 2018, included a gain of Ps.3,513,829 on disposition of the Group’s equity stake in Imagina, and a gain of Ps.85,000 on disposition of the Group’s 50% equity in Televisa CJ Grand, a joint venture for a home shopping channel in Mexico (see Note 3).

(2)	Includes primarily advisory and professional services in connection with certain litigation and other matters (see Notes 3 and 20).

(3)	Includes impairment adjustments in connection with trademarks in the Group’s Publishing business (see Note 13).

(4)

Includes severance expense in connection with the dismissals of personnel, as a part of a continued cost reduction plan. In 2019 includes Ps.150,000 related to an accrual for restructuring certain administrative areas in the first quarter of 2020.

(5)

In the second quarter of 2020, the Company received a cash reimbursement from Imagina Media Audiovisual, S.L. ("Imagina"), in connection with a legal outcome that was favorable to Imagina, a former associated company.

(6)	In 2018, included a loss on disposition of obsolete infrastructure in the Group´s Cable segment, in the amount of Ps.249,688.